UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Symphony Credit Opportunities Fund

December 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.6%

	Health Care Equipment & Supplies – 0.8%

$1,000	Hologic Inc. Convertible Bond	2.000%	12/15/37	BB+	$953,750
	Internet Software & Services – 0.6%

750	Equinix Inc., Convertible Bond	2.500%	4/15/12	B	774,375
	Multi-Line Retail – 0.2%

200	Saks, Inc., Convertible Bonds	2.000%	3/15/24	BB	203,250
$1,950	Total Convertible Bonds (cost $1,890,551)				1,931,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 51.6%

	Aerospace & Defense – 0.9%

$1,000	TransDigm Inc.	7.750%	12/15/18	B–	$1,075,000
	Auto Components – 0.4%

500	Tenneco Inc.	7.750%	8/15/18	BB–	530,000
	Building Products – 1.6%

2,000	McJunkin Red Man Corporation	9.500%	12/15/16	B–	2,030,000
	Chemicals – 1.3%

500	Ferro Corporation	7.875%	8/15/18	B+	502,500

200	Hexion US Finance Corporation	8.875%	2/01/18	B3	187,500

250	LyondellBasell Industries NV, 144A	6.000%	11/15/21	BB+	259,375

200	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B–	173,500

500	PolyOne Corporation	7.375%	9/15/20	Ba3	516,250
1,650	Total Chemicals				1,639,125
	Commercial Banks – 0.3%

400	CIT Group Inc.	7.000%	5/01/17	B+	400,000
	Communications Equipment – 2.6%

1,000	Avaya Inc., 144A	7.000%	4/01/19	B1	970,000

200	Avaya Inc.	10.125%	11/01/15	CCC+	180,000

2,000	Nortel Networks Limited, (3)	0.000%	7/15/13	N/R	2,045,000
3,200	Total Communications Equipment				3,195,000
	Computers & Peripherals – 0.7%

800	Seagate HDD Cayman, 144A	7.750%	12/15/18	BB+	851,000
	Consumer Finance – 0.4%

500	Ally Financial Inc.	7.500%	9/15/20	B+	505,000
	Diversified Financial Services – 2.1%

1,000	Charter Communications, CCO Holdings LLC	7.375%	6/01/20	BB–	1,055,000

500	CIT Group Inc.	7.000%	5/10/15	B+	501,000

1,000	CIT Group Inc.	7.000%	5/01/16	B+	1,000,000
2,500	Total Diversified Financial Services				2,556,000
	Diversified Telecommunication Services – 4.1%

1,500	Cincinnati Bell Inc.	8.375%	10/15/20	B1	1,496,250

200	Insight Communications, 144A	9.375%	7/15/18	B–	228,500

1,000	IntelSat Jackson Holdings, 144A	7.250%	4/01/19	B	1,015,000

1,000	IntelSat Jackson Holdings, 144A	7.500%	4/01/21	B	1,011,250

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Symphony Credit Opportunities Fund (continued)

December 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$250	Windstream Corporation	8.125%	9/01/18	Ba3	$267,813

1,000	Windstream Corporation	7.500%	4/01/23	Ba3	987,500
4,950	Total Diversified Telecommunication Services				5,006,313
	Electric Utilities – 0.9%

200	Energy Future Holdings	10.250%	1/15/20	B–	210,000

800	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B–	844,000
1,000	Total Electric Utilities				1,054,000
	Energy Equipment & Services – 1.3%

600	Petroleum Geo-Services ASA, 144A	7.375%	12/15/18	BB	612,000

1,000	Trinidad Drilling Limited, 144A	7.875%	1/15/19	BB–	1,030,000
1,600	Total Energy Equipment & Services				1,642,000
	Food & Staples Retailing – 0.4%

500	Rite Aid Corporation	8.000%	8/15/20	B+	552,500
	Food Products – 0.8%

1,000	Del Monte Corporation	7.625%	2/15/19	B3	960,000
	Health Care Equipment & Supplies – 1.7%

400	Beagle Acquisition Corporation, 144A	11.000%	12/31/19	CCC+	418,500

1,000	Biomet Inc.	11.625%	10/15/17	B–	1,085,000

600	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	588,000
2,000	Total Health Care Equipment & Supplies				2,091,500
	Health Care Providers & Services – 2.8%

1,000	Aviv Healthcare Properties LP	7.750%	2/15/19	B+	980,000

200	Capella Healthcare Inc.	9.250%	7/01/17	B	203,000

870	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	759,075

1,000	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B–	840,000

132	Select Medical Corporation	7.625%	2/01/15	CCC+	124,080

500	Universal Health Services Inc.	7.000%	10/01/18	B+	518,750
3,702	Total Health Care Providers & Services				3,424,905
	Health Care Technology – 0.4%

500	MedAssets Inc.	8.000%	11/15/18	B–	490,000
	Hotels, Restaurants & Leisure – 3.4%

500	Harrah’s Operating Company, Inc., 144A	5.625%	6/01/15	CCC	271,250

200	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	212,250

200	Pinnacle Entertainment Inc.	8.750%	5/15/20	B	196,000

500	Reynolds Group, 144A	6.875%	2/15/21	BB–	497,500

1,400	Reynolds Group	7.875%	8/15/19	BB–	1,463,000

500	Scientific Games Corporation	8.125%	9/15/18	BB–	512,500

1,000	Seven Seas Cruises S de RL LLC, 144A	9.125%	5/15/19	B–	1,022,500
4,300	Total Hotels, Restaurants & Leisure				4,175,000
	Household Products – 1.0%

200	Central Garden & Pet Compa	8.250%	3/01/18	B	196,000

1,000	Sprectum Brands Inc.	9.500%	6/15/18	B1	1,093,750
1,200	Total Household Products				1,289,750
	Independent Power Producers & Energy Traders – 2.0%

400	Calpine Corporation, 144A	7.875%	7/31/20	BB–	431,000

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power Producers & Energy Traders (continued)

$1,000	NRG Energy Inc., 144A	7.875%	5/15/21	BB–	$975,000

1,000	NRG Energy Inc.	7.625%	1/15/18	BB–	1,000,000
2,400	Total Independent Power Producers & Energy Traders				2,406,000
	Internet Software & Services – 0.9%

1,200	Earthlink Inc.	8.875%	5/15/19	B2	1,104,000
	IT Services – 2.5%

2,000	First Data Corporation, 144A	7.375%	6/15/19	B+	1,880,000

800	First Data Corporation	9.875%	9/24/15	B–	752,000

450	Sterling Merger Inc.	11.000%	10/01/19	CCC+	438,750
3,250	Total IT Services				3,070,750
	Leisure Equipment & Products – 0.4%

500	The Academy Limited Finance, 144A	9.250%	8/01/19	CCC+	493,750
	Machinery – 1.2%

250	Accuride Corporation	9.500%	8/01/18	B	241,250

1,500	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,267,500
1,750	Total Machinery				1,508,750
	Media – 5.2%

973	AMO Escrow Corporation, 144A	11.500%	12/15/17	B	887,863

1,000	Charter Communications, CCO Holdings LLC	7.000%	1/15/19	BB–	1,042,500

1,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC–	750,000

500	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	335,000

400	Entravision Communications Corporation	8.750%	8/01/17	B1	392,000

500	Kabel BW Erste Beteilgungs GmbH, 144A	7.500%	3/15/19	B+	525,000

500	Nielsen Finance LLC Co	7.750%	10/15/18	B+	540,000

1,300	Readers Digest Association	9.500%	2/15/17	B3	988,000

1,000	UPCB Finance Limited, 144A	7.250%	11/15/21	Ba3	1,012,500
7,173	Total Media				6,472,863
	Metals & Mining – 0.4%

500	Novelis Inc.	8.750%	12/15/20	B	536,250
	Oil, Gas & Consumable Fuels – 3.9%

1,000	Arch Coal Inc., 144A	7.250%	6/15/21	B+	1,027,500

1,000	Calumet Specialty Products, 144A	9.375%	5/01/19	B	970,000

200	Chaparral Energy Inc.	8.875%	2/01/17	B–	207,000

600	Energy XXI Gulf Coast Inc.	7.750%	6/15/19	B	612,000

1,000	Genesis Energy LP	7.875%	12/15/18	B	1,000,000

1,000	Oasis Petroleum Inc.	6.500%	11/01/21	B–	992,500
4,800	Total Oil, Gas & Consumable Fuels				4,809,000
	Pharmaceuticals – 2.3%

1,000	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	852,500

1,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB	987,500

1,000	Warner Chilcott Company LLC	7.750%	9/15/18	BB	1,021,250
3,000	Total Pharmaceuticals				2,861,250
	Road & Rail – 0.6%

200	Florida East Railway Corporation, 144A	8.125%	2/01/17	B–	197,500

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Symphony Credit Opportunities Fund (continued)

December 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail (continued)

$500	Swift Services Holdings Inc.	10.000%	11/15/18	B–	$526,250
700	Total Road & Rail				723,750
	Software – 0.7%

850	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B–	824,500
	Specialty Retail – 2.5%

700	Brookstone Company Inc., 144A	13.000%	10/15/14	CCC+	559,124

1,000	Claires Stores, Inc.	10.500%	6/01/17	CCC	685,000

2,000	Toys “R” Us, Inc.	7.375%	10/15/18	B3	1,795,000
3,700	Total Specialty Retail				3,039,124
	Textiles, Apparel & Luxury Goods – 1.0%

1,000	Perry Ellis International	7.875%	4/01/19	B+	975,000

250	Polymer Group Inc., 144A	7.750%	2/01/19	B1	258,750
1,250	Total Textiles, Apparel & Luxury Goods				1,233,750
	Wireless Telecommunication Services – 0.9%

1,000	Syniverse Holdings Inc.	9.125%	1/15/19	B–	1,055,000
$65,375	Total Corporate Bonds (cost $64,640,289)				63,605,830

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (4)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 25.3% (5)

	Airlines – 0.2%

$245	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB–	$234,695
	Biotechnology – 0.2%

299	Grifols, Term Loan	6.000%	6/01/17	BB	298,220
	Chemicals – 0.7%

436	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	438,455

495	Univar, Inc., Term Loan	5.000%	6/30/17	B+	478,912
931	Total Chemicals				917,367
	Communications Equipment – 1.0%

1,235	Avaya, Inc., Term Loan	3.256%	10/27/14	B1	1,185,675
	Consumer Finance – 0.3%

375	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	327,305
	Containers & Packaging – 0.5%

617	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	624,517
	Diversified Financial Services – 0.8%

1,000	Ocwen Financial Corporation, Add on Term Loan, (WI/DD)	TBD	TBD	B1	985,000
	Food & Staples Retailing – 2.6%

855	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB–	851,749

2,475	U.S. Foodservice, Inc., Term Loan	2.795%	7/03/14	B	2,296,402
3,330	Total Food & Staples Retailing				3,148,151
	Food Products – 0.4%

495	Pierre Foods, Inc., Term Loan	7.001%	9/30/16	B+	494,072
	Health Care Equipment & Supplies – 0.8%

1,000	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	1,010,275

4	Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (4)	Ratings (2)	Value

	Health Care Providers & Services – 2.9%

$491	Healthspring, Term Loan, (WI/DD)	TBD	TBD	BB–	$487,106

465	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	449,686

456	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	426,019

93	LifeCare Holdings, Inc., Term Loan Add On	13.651%	2/01/16	Caa1	79,587

517	LifeCare, Term Loan	8.148%	2/01/16	Caa1	442,156

370	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	354,124

744	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	684,825

498	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB–	475,942

239	Skilled Healthcare Group, Inc., Term Loan	5.264%	4/09/16	B+	223,277
3,873	Total Health Care Providers & Services				3,622,722
	Health Care Technology – 0.5%

667	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB–	673,230
	Household Products – 0.3%

362	Visant Corporation, Term Loan	5.260%	12/22/16	BB–	340,450
	Internet Software & Services – 0.9%

632	Go Daddy Operating Co., LLC, Term Loan, First Lien	7.000%	12/17/18	Ba3	632,856

500	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	463,750
1,132	Total Internet Software & Services				1,096,606
	IT Services – 2.9%

203	First Data Corporation, Term Loan B1	3.044%	9/24/14	B+	183,567

494	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB–	485,109

22	First Data Corporation, Term Loan B2	3.044%	9/24/14	B+	19,512

1,162	Frac Tech International LLC, Term Loan, DD1	6.250%	5/06/16	B+	1,148,703

183	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.546%	3/02/14	CCC+	149,111

317	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.546%	3/02/14	CCC+	258,196

966	SRA International, Term Loan	6.500%	7/20/18	B1	909,381

477	VFH Parent LLC, Term Loan	7.500%	7/08/16	BBB–	482,086
3,824	Total IT Services				3,635,665
	Leisure Equipment & Products – 0.4%

500	Academy, Ltd., Term Loan	6.000%	8/03/18	B	496,250
	Media – 1.3%

1,000	Tribune Company, Term Loan B, (6)	0.000%	6/04/14	Ca	586,944

700	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/16/18	Ba2	686,729

350	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	340,083
2,050	Total Media				1,613,756
	Multi-Line Retail – 1.0%

1,284	99 Cents Only Store, Term Loan B, (WI/DD)	TBD	TBD	B	1,272,854
	Oil, Gas & Consumable Fuels – 0.5%

562	Western Refining, Inc., Term Loan	7.500%	3/15/17	B+	565,932
	Pharmaceuticals – 1.3%

277	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	275,637

61	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	32,982

500	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB–	499,375

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Symphony Credit Opportunities Fund (continued)

December 31, 2011

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (4)	Ratings (2)	Value

	Pharmaceuticals (continued)

$796	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB–	$783,714
1,634	Total Pharmaceuticals				1,591,708
	Real Estate Management & Development – 0.7%

473	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	462,475

416	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	410,949
889	Total Real Estate Management & Development				873,424
	Road & Rail – 0.5%

600	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB–	602,368
	Software – 1.9%

1,000	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	952,500

451	Datatel Parent Corp, Term Loan B, (WI/DD)	TBD	TBD	B	452,066

998	Lawson Software Inc., First Lien Term Loan	6.750%	7/05/17	Ba3	976,303
2,449	Total Software				2,380,869
	Specialty Retail – 2.4%

247	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B–	242,898

825	Claire’s Stores, Inc., Term Loan B	3.069%	5/29/14	B	715,250

456	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	438,940

375	Lord & Taylor Holdings LLC, Term Loan, (WI/DD)	TBD	TBD	BB	374,062

1,252	Toys “R” Us - Delaware Inc., Term Loan	5.250%	5/17/18	BB–	1,228,970
3,155	Total Specialty Retail				3,000,120
	Wireless Telecommunication Services – 0.3%

482	Clear Channel Communications, Inc., Tranche B, Term Loan	3.946%	1/29/16	CCC+	357,626
$32,990	Total Variable Rate Senior Loan Interests (cost $31,733,716)				31,348,857

Principal Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 14.1%

$17,348	Repurchase Agreement with State Street Bank, dated 12/30/11, repurchase price $17,347,685, collateralized by $17,695,000 U.S. Treasury Notes, 0.000%, due 3/08/12, value $17,694,664		0.010%	1/03/12	$17,347,666
	Total Short-Term Investments (cost $17,347,666)				17,347,666
	Total Investments (cost $115,612,222) – 92.6%				114,233,728
	Other Assets Less Liabilities – 7.4%				9,104,554
	Net Assets – 100%				$123,338,282

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

6	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$1,931,375	$—	$1,931,375
Corporate Bonds	—	63,605,830	—	63,605,830
Variable Rate Senior Loan Interests	—	31,348,857	—	31,348,857
Short-Term Investments	—	17,347,666	—	17,347,666
Total	$—	$114,233,728	$—	$114,233,728

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $115,653,820.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,616,764
Depreciation	(3,036,856)
Net unrealized appreciation (depreciation) of investments	$(1,420,092)

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Symphony Credit Opportunities Fund (continued)

December 31, 2011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a Senior Loan, denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund

December 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 14.6%

	Building Products – 1.7%

$200	McJunkin Red Man Corporation	9.500%	12/15/16	B–	$203,000
	Communications Equipment – 1.0%

125	Avaya Inc., 144A	7.000%	4/01/19	B1	121,250
	Diversified Financial Services – 3.0%

350	UPCB Finance III Limited, 144A	6.625%	7/01/20	Ba3	344,750
	IT Services – 1.6%

200	First Data Corporation	9.875%	9/24/15	B–	188,000
	Media – 2.2%

330	Readers Digest Association	9.500%	2/15/17	B3	250,800
	Metals & Mining – 2.9%

300	Quadra FNX Mining Limited, 144A	7.750%	6/15/19	BB–	339,375
	Pharmaceuticals – 2.2%

250	Warner Chilcott Company LLC	7.750%	9/15/18	BB	255,312
$1,755	Total Corporate Bonds (cost $1,804,738)				1,702,487

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 80.2% (4)

	Biotechnology – 1.8%

$208	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	$207,291
	Chemicals – 4.1%

218	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	219,227

272	PQ Corporation, Term Loan, First Lien	3.653%	7/31/14	B+	257,159
490	Total Chemicals				476,386
	Communications Equipment – 2.9%

347	Avaya, Inc., Term Loan	3.256%	10/27/14	B1	333,371
	Diversified Consumer Services – 1.1%

133	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	124,617
	Diversified Financial Services – 0.8%

93	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	91,406
	Food & Staples Retailing – 4.3%

230	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB–	229,318

297	U.S. Foodservice, Inc., Term Loan	2.795%	7/03/14	B	275,196
527	Total Food & Staples Retailing				504,514
	Health Care Equipment & Supplies – 2.2%

250	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	252,569
	Health Care Providers & Services – 8.9%

142	Community Health Systems, Inc., Term Loan	2.757%	7/25/14	BB	138,516

7	Community Health Systems, Inc., Delayed Term Loan	2.546%	7/25/14	BB	7,102

120	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB–	119,579

279	LifeCare Holdings, Inc., Term Loan Add On	13.651%	2/01/16	Caa1	238,762

249	RegionalCare Hospital Partners Holdings Inc, Term Loan	8.000%	11/03/18	B	241,270

299	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB–	285,565
1,096	Total Health Care Providers & Services				1,030,794

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

December 31, 2011

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value

	Health Care Technology – 2.9%

$333	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB–	$336,614
	Hotels, Restaurants & Leisure – 1.9%

250	Harrah’s Operating Company, Inc., Term Loan B2	3.375%	1/28/15	B	218,036
	Internet Software & Services – 5.8%

350	Sabre, Inc., Term Loan	2.333%	9/30/14	B1	290,062

158	Go Daddy Operating Co., LLC, Term Loan, First Lien	7.000%	12/17/18	Ba3	158,214

250	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	231,875
758	Total Internet Software & Services				680,151
	IT Services – 13.7%

250	First Data Corporation, Term Loan B1	3.044%	9/24/14	B+	226,424

103	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.050%	7/28/15	B+	98,010

282	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	278,946

194	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.050%	7/28/15	B+	182,844

125	Neustar Inc., Term Loan	5.000%	11/03/18	BB+	124,999

97	SRA International, Term Loan	6.500%	7/20/18	B1	90,938

500	Verifone, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	500,313

95	VFH Parent LLC, Term Loan	7.500%	7/08/16	BBB–	96,417
1,646	Total IT Services				1,598,891
	Leisure Equipment & Products – 2.1%

250	Academy, Ltd., Term Loan	6.000%	8/03/18	B	248,125
	Media – 2.1%

250	LIN Television Corp., Term Loan	5.000%	12/15/18	BB–	249,062
	Multi-Line Retail – 1.2%

142	99 Cents Only Store, Term Loan B, (WI/DD)	TBD	TBD	B	140,802
	Pharmaceuticals – 5.5%

400	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB–	399,500

114	Warner Chilcott Corporation, Term Loan B1, (WI/DD)	TBD	TBD	BBB–	112,787

57	Warner Chilcott Corporation, Term Loan B2, (WI/DD)	TBD	TBD	BBB–	56,394

78	Warner Chilcott Corporation, Term Loan B3, (WI/DD)	TBD	TBD	BBB–	77,541
649	Total Pharmaceuticals				646,222
	Real Estate Investment Trust – 2.0%

236	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB–	234,823
	Real Estate Management & Development – 1.2%

141	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	137,491
	Software – 8.7%

250	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	238,125

451	Datatel Parent Corp, Term Loan B, (WI/DD)	TBD	TBD	B	452,067

340	IPC Systems, Inc., Term Loan	2.763%	6/02/14	B1	317,735
1,041	Total Software				1,007,927
	Specialty Retail – 5.1%

375	Lord & Taylor Holdings LLC, Term Loan, (WI/DD)	TBD	TBD	BB	374,063

219	Toys “R” Us - Delaware Inc., Term Loan	5.250%	5/17/18	BB–	214,796
594	Total Specialty Retail				588,859

10	Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value

	Wireless Telecommunication Services – 1.9%

$300	Clear Channel Communications, Inc., Tranche B, Term Loan	3.946%	1/29/16	CCC+	$222,583
$9,734	Total Variable Rate Senior Loan Interests (cost $9,414,118)				9,330,534

Principal Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 15.8%

$1,836	Repurchase Agreement with State Street Bank, dated 12/30/11, repurchase price $1,835,845, collateralized by $1,665,000 U.S. Treasury Notes, 4.000%, due 2/15/15, value $1,872,684		0.010%	1/03/12	$1,835,843
	Total Short-Term Investments (cost $1,835,843)				1,835,843
	Total Investments (cost $13,054,699) – 110.6%				12,868,864
	Other Assets Less Liabilities – (10.6)%				(1,233,629)
	Net Assets Applicable to Common Shares – 100%				$11,635,235

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,702,487	$—	$1,702,487
Variable Rate Senior Loan Interests	—	9,330,534	—	9,330,534
Short-Term Investments	—	1,835,843	—	1,835,843
Total	$—	$12,868,864	$—	$12,868,864

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $13,058,328.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

December 31, 2011

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$154,769
Depreciation	(344,233)
Net unrealized appreciation (depreciation) of investments	$(189,464)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 29, 2012